Taxes on Income (Deferred Taxes by Currency) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income taxes [Line Items]
Deferred income taxes	$ (199)	$ (232)	$ (175)
Euro [Member]
Deferred income taxes [Line Items]
Deferred income taxes	73	44
British Pound [Member]
Deferred income taxes [Line Items]
Deferred income taxes	17	16
US Dollar [Member]
Deferred income taxes [Line Items]
Deferred income taxes	(6)	(1)
Israeli Shekel [Member]
Deferred income taxes [Line Items]
Deferred income taxes	(280)	(285)
Other [Member]
Deferred income taxes [Line Items]
Deferred income taxes	$ (3)	$ (6)